Common and Preferred Stock Reserved for Future Issuances: (Details) - shares	Sep. 30, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Common Stock Reserved	7,804,230	7,814,144
Common stock warrants outstanding [Member]
Class of Stock [Line Items]
Common Stock Reserved	4,212,528	4,213,383
Common stock for potential anti-dilution of warrants [Member]
Class of Stock [Line Items]
Common Stock Reserved	2,084,773	2,102,780
Common stock options outstanding [Member]
Class of Stock [Line Items]
Common Stock Reserved	302,580	268,218
Conversion of Series B Stock [Member]
Class of Stock [Line Items]
Common Stock Reserved	802,899	819,842
Common stock for potential anti-dilution of Series B Stock [Member]
Class of Stock [Line Items]
Common Stock Reserved	401,450	409,921